Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SAB Biotherapeutics, Inc.
Entity Central Index Key	0001833214
Entity Tax Identification Number	85-3899721
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2100 East 54th Street North
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57104
City Area Code	605
Local Phone Number	679-6980
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false